Annual Total Returns - StrategicAdvisersEmergingMarketsFund-PRO - StrategicAdvisersEmergingMarketsFund-PRO - Strategic Advisers Emerging Markets Fund - Strategic Advisers Emerging Markets Fund	Apr. 29, 2024
Bar Chart Table:
Annual Return 2014	(2.33%)
Annual Return 2015	(15.76%)
Annual Return 2016	11.17%
Annual Return 2017	38.37%
Annual Return 2018	(17.13%)
Annual Return 2019	21.88%
Annual Return 2020	20.37%
Annual Return 2021	(2.17%)
Annual Return 2022	(22.35%)
Annual Return 2023	11.92%